Segment Information - Schedule of Reconciliation from Segments Operating Profit to Consolidated Profit Before Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information [Line Items]
Segments Operating Profit	€ 200,720	€ 192,431	€ 162,225
Finance income	20,250	25,050	21,709
Finance expense	31,417	29,840	18,808
Share of profit of an associate	0	0	547
Profit Before Tax	189,553	187,641	165,673
Inter-Segment Elimination
Segment Information [Line Items]
Segments Operating Profit	(40,474)	(31,433)	(9,730)
Total Segments | Operating Segments
Segment Information [Line Items]
Segments Operating Profit	€ 241,194	€ 223,864	€ 171,955